Segmented Information - Geographical Location (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Insurance service result	$ 4,526	$ 4,001
Net investment income (loss)	23,947	19,111
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(22,681)	(16,219)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	1,694	1,133
Decrease (increase) in investment contract liabilities	(551)	(504)
Net segregated fund investment result	0	0
Total investment result	2,409	3,521
Other revenue	8,129	7,588
Asia
Disclosure of operating segments [line items]
Insurance service result	2,520	2,162
Net investment income (loss)	11,623	8,052
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(9,458)	(7,334)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(103)	604
Decrease (increase) in investment contract liabilities	(248)	(187)
Net segregated fund investment result	0	0
Total investment result	1,814	1,135
Other revenue	1,634	1,790
Canada
Disclosure of operating segments [line items]
Insurance service result	1,503	1,314
Net investment income (loss)	5,970	5,882
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(4,362)	(3,648)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	255	343
Decrease (increase) in investment contract liabilities	(161)	(163)
Net segregated fund investment result	0	0
Total investment result	1,702	2,414
Other revenue	2,367	2,325
U.S.
Disclosure of operating segments [line items]
Insurance service result	375	351
Net investment income (loss)	6,307	5,118
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(8,862)	(5,237)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	1,542	186
Decrease (increase) in investment contract liabilities	(137)	(149)
Net segregated fund investment result	0	0
Total investment result	(1,150)	(82)
Other revenue	4,102	3,616
Other
Disclosure of operating segments [line items]
Insurance service result	128	174
Net investment income (loss)	47	59
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	1	0
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	0	0
Decrease (increase) in investment contract liabilities	(5)	(5)
Net segregated fund investment result	0	0
Total investment result	43	54
Other revenue	26	(143)
Life, health and property and casualty insurance
Disclosure of operating segments [line items]
Insurance service result	4,168	3,714
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(21,631)	(14,748)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	1,416	985
Life, health and property and casualty insurance | Asia
Disclosure of operating segments [line items]
Insurance service result	2,484	2,230
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(8,703)	(5,495)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(294)	(65)
Life, health and property and casualty insurance | Canada
Disclosure of operating segments [line items]
Insurance service result	1,273	1,075
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(4,624)	(3,844)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	256	344
Life, health and property and casualty insurance | U.S.
Disclosure of operating segments [line items]
Insurance service result	283	235
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(8,305)	(5,409)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	1,454	706
Life, health and property and casualty insurance | Other
Disclosure of operating segments [line items]
Insurance service result	128	174
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	1	0
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	0	0
Annuities and pensions
Disclosure of operating segments [line items]
Insurance service result	358	287
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(1,050)	(1,471)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	278	148
Annuities and pensions | Asia
Disclosure of operating segments [line items]
Insurance service result	36	(68)
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(755)	(1,839)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	191	669
Annuities and pensions | Canada
Disclosure of operating segments [line items]
Insurance service result	230	239
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	262	196
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(1)	(1)
Annuities and pensions | U.S.
Disclosure of operating segments [line items]
Insurance service result	92	116
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(557)	172
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	88	(520)
Annuities and pensions | Other
Disclosure of operating segments [line items]
Insurance service result	0	0
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	0	0
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	$ 0	$ 0